Schedule of Investments
November 30, 2020
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–75.40%
AMSR Trust,
Series 2020-SFR2, Class E1, 4.03%, 07/17/2037(a)	$2,412,000	$2,538,117
Series 2020-SFR5, Class D, 2.18%, 11/17/2037(a)	5,000,000	5,039,683
Angel Oak Mortgage Trust,
Series 2019-5, Class B1, 3.96%, 10/25/2049(a)(b)	2,361,000	2,359,597
Series 2020-3, Class M1, 3.81%, 04/25/2065(a)(b)	5,000,000	5,167,683
Series 2020-4, Class A3, 2.81%, 06/25/2065(a)(b)	4,456,513	4,483,803
Series 2020-6, Class A3, 1.78%, 05/25/2065(a)(b)	4,171,654	4,183,233
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(b)	3,393,693	3,404,950
Arroyo Mortgage Trust, Series 2020-1, Class A3, 3.33%, 03/25/2055(a)	4,463,000	4,638,136
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 03/20/2026(a)	1,000,000	1,032,480
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 0.94%, 09/15/2048(b)	18,138,287	575,691
Bank,
Series 2018-BN11, Class B, 4.50%, 03/15/2061(b)	1,250,000	1,423,320
Series 2018-BN14, Class E, 3.00%, 09/15/2060(a)	5,750,000	4,086,952
BBCMS Mortgage Trust, Series 2018-C2, Class C, 5.14%, 12/15/2051(b)	2,500,000	2,755,362
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 3.18%, 01/25/2035(b)	400,175	420,716
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.71%, 04/10/2051(b)	2,375,000	2,595,642
Series 2018-B6, Class E, 3.27%, 10/10/2051(a)(b)	8,000,000	6,023,570
Series 2019-B11, Class D, 3.00%, 05/15/2052(a)	5,250,000	4,498,911
Series 2019-B14, Class C, 3.90%, 12/15/2062(b)	4,650,000	4,920,992
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.68%, 12/16/2041(a)(c)	4,881,875	3,651,063
BRAVO Residential Funding Trust, Series 2019-NQM2, Class A3, 3.11%, 11/25/2059(a)(b)	3,952,941	4,040,657
Principal Amount		Value
Cantor Commercial Real Estate Lending,
Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(b)	$4,517,000	$3,947,430
Series 2019-CF2, Class E, 2.50%, 11/15/2052(a)	3,000,000	2,234,268
CBAM Ltd. (Cayman Islands),
Series 2017-3A, Class A, 1.45% (3 mo. USD LIBOR + 1.23%), 10/17/2029(a)(d)	8,000,000	7,996,000
Series 2019-10A, Class A1A, 1.64% (3 mo. USD LIBOR + 1.42%), 04/20/2032(a)(d)	4,000,000	4,001,202
Cerberus Loan Funding XXV L.P., Series 2018-4RA, Class DR, 4.04% (3 mo. USD LIBOR + 3.80%), 10/15/2030(a)(d)	2,100,000	1,904,138
Cerberus Loan Funding XXVI L.P., Series 2019-1A, Class D, 5.09% (3 mo. USD LIBOR + 4.85%), 04/15/2031(a)(d)	2,500,000	2,349,471
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(b)	1,608,231	1,607,715
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(b)	1,904,546	1,932,015
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class D, 4.56%, 04/10/2048(a)(b)	4,885,000	4,727,130
Series 2014-GC25, Class C, 4.67%, 10/10/2047(b)	4,000,000	4,099,151
Series 2015-GC29, Class D, 3.11%, 04/10/2048(a)	5,000,000	4,513,501
COLT Mortgage Loan Trust,
Series 2020-1, Class A3, 2.90%, 02/25/2050(a)(b)	2,197,717	2,231,669
Series 2020-2, Class A3, 3.70%, 03/25/2065(a)(b)	2,664,000	2,782,224
Series 2020-3, Class A3, 2.38%, 04/27/2065(a)(b)	3,290,282	3,303,828
COMM Mortgage Trust, Series 2015-CR22, Class C, 4.26%, 03/10/2048(b)	1,760,500	1,803,278
Commercial Mortgage Trust,
Series 2014-CR16, Class C, 5.09%, 04/10/2047(b)	10,000,000	10,187,050
Series 2014-CR19, Class C, 4.87%, 08/10/2047(b)	4,578,800	4,779,286
Series 2014-UBS4, Class C, 4.80%, 08/10/2047(b)	5,000,000	5,099,404
Series 2015-CR24, Class B, 4.52%, 08/10/2048(b)	6,800,000	7,459,904
Series 2015-CR26, Class C, 4.63%, 10/10/2048(b)	4,000,000	4,219,579
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A3, 2.80%, 04/25/2065(a)(c)	5,000,000	5,112,135

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 4.09%, 01/15/2049(a)(b)	$3,000,000	$1,123,846
Series 2017-CX9, Class D, 4.29%, 09/15/2050(a)(b)	6,304,000	4,747,300
Series 2018-C14, Class E, 5.05%, 11/15/2051(a)(b)	4,548,000	3,543,235
Series 2019-C16, Class C, 4.24%, 06/15/2052(b)	2,000,000	2,013,028
Series 2019-C17, Class C, 3.93%, 09/15/2052	5,000,000	5,237,498
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3, 2.86%, 05/25/2065(a)	5,800,000	5,952,346
Diamond CLO Ltd., Series 2019-1A, Class D, 4.96% (3 mo. USD LIBOR + 4.75%), 04/25/2029(a)(d)	3,000,000	2,757,029
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2II, 3.08%, 07/25/2047(a)	1,024,320	1,034,772
Dryden 53 CLO Ltd., Series 2017-53A, Class A, 1.36% (3 mo. USD LIBOR + 1.12%), 01/15/2031(a)(d)	7,000,000	6,950,629
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/2037(a)	5,000,000	4,944,429
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.54%, 09/25/2048(a)(b)	1,627,386	1,753,386
Series 2018-5, Class B2, 4.54%, 09/25/2048(a)(b)	1,949,992	2,041,870
Series 2018-6RR, Class B2, 4.99%, 10/25/2048(a)(b)	2,880,133	2,872,004
Series 2018-6RR, Class B3, 4.99%, 10/25/2048(a)(b)	2,880,133	3,120,027
Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.04%, 12/15/2026	3,000,000	3,088,678
FREMF Mortgage Trust,
Series 2019-KF68, Class B, 2.34% (1 mo. USD LIBOR + 2.20%), 07/25/2026(a)(d)	2,409,503	2,332,791
Series 2019-KF72, Class B, 2.24% (1 mo. USD LIBOR + 2.10%), 11/25/2026(a)(d)	6,069,279	5,745,182
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(b)	5,480,000	5,354,809
GCAT Trust,
Series 2019-NQM3, Class B1, 3.95%, 11/25/2059(a)(b)	4,000,000	3,953,074
Series 2020-NQM2, Class M1, 3.59%, 04/25/2065(a)(b)	3,500,000	3,549,661
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class C, 1.37%, 01/16/2026	1,890,000	1,915,963
GS Mortgage Securities Corp. Trust,
Series 2017-SLP, Class E, 4.74%, 10/10/2032(a)(b)	5,050,000	4,733,509
Series 2018-TWR, Class G, 4.07% (1 mo. USD LIBOR + 3.92%), 07/15/2031(a)(d)	3,000,000	2,677,909
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.32%, 05/10/2050(b)	2,774,000	2,978,564
Principal Amount		Value
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.35%, 09/27/2060(a)(b)	$1,890,182	$1,904,831
Home Partners of America Trust, Series 2017-1, Class E, 2.79% (1 mo. USD LIBOR + 2.65%), 07/17/2034(a)(d)	5,000,000	5,018,851
Invitation Homes Trust,
Series 2018-SFR1, Series E, 2.14% (1 mo. USD LIBOR + 2.00%), 03/17/2037(a)(d)	6,056,172	6,079,878
Series 2018-SFR2, Class C, 1.42% (1 mo. USD LIBOR + 1.28%), 06/17/2037(a)(d)	1,250,000	1,254,691
Series 2018-SFR2, Class E, 2.14% (1 mo. USD LIBOR + 2.00%), 06/17/2037(a)(d)	5,000,000	5,027,698
Series 2018-SFR3, Class C, 1.44% (1 mo. USD LIBOR + 1.30%), 07/17/2037(a)(d)	3,685,000	3,689,260
Series 2018-SFR3, Class E, 2.14% (1 mo. USD LIBOR + 2.00%), 07/17/2037(a)(d)	5,000,000	5,019,788
Series 2018-SFR4, Series E, 2.09% (1 mo. USD LIBOR + 1.95%), 01/17/2038(a)(d)	4,000,000	4,006,174
Series 2018-SFR4, Series F, 2.34% (1 mo. USD LIBOR + 2.20%), 01/17/2038(a)(d)	4,000,000	3,970,086
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(a)	6,288,750	6,499,978
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHH, Class E, 3.91% (1 mo. USD LIBOR + 2.41%), 06/15/2035(a)(d)	2,000,000	1,075,000
Series 2018-PHH, Class F, 4.51% (1 mo. USD LIBOR + 3.01%), 06/15/2035(a)(d)	2,000,000	678,831
Series 2018-WPT, Class DFL, 2.39% (1 mo. USD LIBOR + 2.25%), 07/05/2033(a)(d)	3,000,000	2,877,856
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class C, 4.24%, 07/15/2045(b)	4,760,000	4,845,162
Series 2014-C26, Class D, 4.02%, 01/15/2048(a)(b)	4,000,000	3,600,275
Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,665,000	7,044,130
Series 2020-COR7, Class C, 3.85%, 05/13/2053(b)	1,779,000	1,912,357
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	1,994,261	1,623,905
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, 1.40% (3 mo. USD LIBOR + 1.19%), 10/21/2030(a)(d)	3,000,000	2,998,188
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class D, 3.07%, 02/15/2048(a)	3,200,000	2,777,846
Series 2015-C24, Class D, 3.26%, 05/15/2048(a)	5,000,000	4,102,864
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.24%, 12/15/2051(b)	$5,000,000	$5,301,931
OCP CLO Ltd., Series 2017-13A, Class A1A, 1.50% (3 mo. USD LIBOR + 1.26%), 07/15/2030(a)(d)	4,100,000	4,105,110
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class A, 1.73% (3 mo. USD LIBOR + 1.50%), 10/20/2031(a)(d)	6,000,000	6,012,080
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.48% (3 mo. USD LIBOR + 1.26%), 01/20/2033(a)(d)	2,400,000	2,406,246
Progress Residential Trust,
Series 2018-SFR1, Class F, 4.78%, 03/17/2035(a)	525,000	527,685
Series 2018-SFR2, Class E, 4.66%, 08/17/2035(a)	3,000,000	3,067,963
Series 2018-SFR3, Class D, 4.43%, 10/17/2035(a)	7,000,000	7,170,797
Series 2019-SFR1, Class E, 4.47%, 08/17/2035(a)	5,000,000	5,172,322
Residential Mortgage Loan Trust,
Series 2019-1, Class M1, 4.59%, 10/25/2058(a)(b)	5,000,000	5,224,572
Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)	3,276,000	3,301,174
Series 2020-2, Class M1, 3.57%, 05/25/2060(a)(b)	5,000,000	5,159,406
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(a)	3,039,185	2,120,508
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(b)	3,000,000	3,094,196
Sonic Capital LLC,
Series 2018-1A, Class A2, 4.03%, 02/20/2048(a)	2,758,700	2,876,952
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(a)	5,670,153	6,048,489
Starwood Mortgage Residential Trust,
Series 2020-2, Class A2, 3.97%, 04/25/2060(a)(b)	4,000,000	4,171,659
Series 2020-3, Class A3, 2.59%, 04/25/2065(a)(b)	3,000,000	3,082,181
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 1.51% (3 mo. USD LIBOR + 1.29%), 04/18/2033(a)(d)	7,500,000	7,505,204
Textainer Marine Containers VII Ltd., Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	3,895,935	4,046,312
TICP CLO IX Ltd., Series 2017-9A, Class A, 1.36% (3 mo. USD LIBOR + 1.14%), 01/20/2031(a)(d)	7,000,000	6,977,671
Tricon American Homes Trust,
Series 2018-SFR1, Class D, 4.17%, 05/17/2037(a)	2,000,000	2,126,280
Series 2020-SFR1, Class D, 2.55%, 07/17/2038(a)	8,900,000	9,128,404
Series 2020-SFR1, Class E, 3.54%, 07/17/2038(a)	1,600,000	1,685,178
Series 2020-SFR2, Class D, 2.28%, 11/17/2039(a)	2,000,000	1,986,492
Principal Amount		Value
Verus Securitization Trust,
Series 2020-4, Class A3, 2.32%, 05/25/2065(a)(c)	$5,349,389	$5,392,762
Series 2020-INV1, Class A3, 3.89%, 03/25/2060(a)(b)	2,800,000	2,921,474
Vista Point Securitization Trust,
Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(b)	2,100,000	2,191,592
Series 2020-2, Class A3, 2.50%, 04/25/2065(a)(b)	2,484,681	2,498,120
Series 2020-2, Class M1, 3.40%, 04/25/2065(a)(b)	1,650,000	1,669,551
Voya CLO Ltd. (Cayman Islands),
Series 2014-1A, Class CR2, 3.02% (3 mo. USD LIBOR + 2.80%), 04/18/2031(a)(d)	1,300,000	1,199,517
Series 2020-2A, Class D, 4.43% (3 mo. USD LIBOR + 4.25%), 07/19/2031(a)(d)	4,000,000	3,988,362
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/2047(a)(b)	6,000,000	5,246,676
Series 2015-C28, Class B, 4.24%, 05/15/2048(b)	7,100,000	7,539,690
Series 2015-NXS2, Class D, 4.44%, 07/15/2058(b)	6,000,000	5,237,801
Series 2017-C39, Class C, 4.12%, 09/15/2050	2,309,000	2,391,429
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	3,215,280
Series 2019-C49, Class B, 4.55%, 03/15/2052	6,000,000	7,077,580
Total Asset-Backed Securities (Cost $472,554,570)		467,428,770
U.S. Government Sponsored Agency Mortgage-Backed Securities–19.40%
Federal Home Loan Mortgage Corp. (FHLMC)–0.01%
9.00%, 04/01/2025	23,511	25,835
9.50%, 04/01/2025	4,482	4,519
6.50%, 06/01/2029 to 08/01/2032	3,624	4,079
7.00%, 03/01/2032 to 05/01/2032	1,145	1,233
		35,666
Federal National Mortgage Association (FNMA)–0.02%
5.50%, 03/01/2021	2	2
10.00%, 12/20/2021	296	299
9.50%, 08/01/2022 to 04/20/2025	17	17
6.00%, 04/01/2024	221	247
6.75%, 07/01/2024	77,281	86,470
6.95%, 07/01/2025 to 10/01/2025	24,020	24,253
6.50%, 01/01/2026 to 10/01/2036	6,154	6,968
7.00%, 06/01/2029 to 02/01/2032	1,477	1,539
8.00%, 10/01/2029	28	33
		119,828
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)–6.11%
8.00%, 11/15/2021 to 02/15/2036	$467,388	$534,564
7.00%, 01/15/2023 to 12/15/2036	419,093	448,618
9.50%, 03/15/2023	161	161
6.50%, 07/15/2024 to 09/15/2032	30,186	30,534
6.95%, 07/20/2025 to 11/20/2026	109,762	115,751
8.50%, 01/15/2037	15,676	16,257
TBA, 2.00%, 01/01/2051(e)	35,200,000	36,740,258
		37,886,143
Uniform Mortgage-Backed Securities–13.26%
TBA, 2.00%, 01/01/2051(e)	79,270,000	82,201,186
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $120,014,153)		120,242,823

Agency Credit Risk Transfer Notes–8.22%
Fannie Mae Connecticut Avenue Securities
Series 2017-C03, Class 1M2, 3.15% (1 mo. USD LIBOR + 3.00%), 10/25/2029(d)	5,936,940	6,030,600
Series 2017-C05, Class 1M2, 2.35% (1 mo. USD LIBOR + 2.20%), 01/25/2030(d)	3,658,781	3,653,393
Series 2018-C02, Class 2M2, 2.35% (1 mo. USD LIBOR + 2.20%), 08/25/2030(d)	916,110	907,567
Series 2018-C03, Class 1M2, 2.30% (1 mo. USD LIBOR + 2.15%), 10/25/2030(d)	3,707,740	3,690,379
Freddie Mac
Series 2017-HQA2, Class M2, STACR®, 2.80% (1 mo. USD LIBOR + 2.65%), 12/25/2029(d)	944,459	948,232
Series 2018-HQA1, Class M2, STACR®, 2.45% (1 mo. USD LIBOR + 2.30%), 09/25/2030(d)	3,956,241	3,929,946
Series 2018-DNA2, Class M2, STACR®, 2.30% (1 mo. USD LIBOR + 2.15%), 12/25/2030(a)(d)	5,000,000	4,966,459
Series 2018-HRP2, Class M3, STACR®, 2.55% (1 mo. USD LIBOR + 2.40%), 02/25/2047(a)(d)	5,000,000	4,872,745
Series 2020-DNA4, Class M1, STACR®, 1.65% (1 mo. USD LIBOR + 1.50%), 08/25/2050(a)(d)	5,000,000	5,017,250
Series 2020-DNA5, Class M2, STACR®, 2.89% (SOFR + 2.80%), 10/25/2050(a)(d)	5,000,000	5,058,961
Freddie Mac Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 3.40% (1 mo. USD LIBOR + 3.25%), 10/15/2049(a)(d)	1,333,000	1,235,268
Series 2019-01, Class B10, 5.65% (1 mo. USD LIBOR + 5.50%), 10/15/2049(a)(d)	1,500,000	1,220,408
Principal Amount		Value

Golub Capital Partners CLO 34(M) Ltd., (Cayman Islands), Series 2017- 34A, Class CR, 3.87% (3 mo. USD LIBOR + 3.65%), 03/14/2031(a)(d)	$5,000,000	$5,009,323
Strata CLO I Ltd., (Cayman Islands), Series 2018-1A, Class D, 4.30% (3 mo. USD LIBOR + 4.06%), 01/15/2031(a)(d)	5,000,000	4,416,109
Total Agency Credit Risk Transfer Notes (Cost $51,567,367)		50,956,640
Shares
Preferred Stocks–5.63%
Mortgage REITs–5.63%
AG Mortgage Investment Trust, Inc., 8.00%, Series C, Pfd.(f)	150,000	2,977,500
Annaly Capital Management, Inc., 6.50%, Series G, Pfd.(f)	250,000	5,550,000
Chimera Investment Corp., 8.00%, Series B, Pfd.(f)	150,000	3,517,500
Dynex Capital, Inc., 7.63%, Series B, Pfd.	23,917	604,861
Dynex Capital, Inc., 6.90%, Series C, Pfd.(f)	160,000	3,832,000
MFA Financial, Inc., 6.50%, Series C, Pfd.(f)	150,000	3,394,500
New Residential Investment Corp., 7.13%, Series B, Pfd.(f)	100,000	2,267,000
New York Mortgage Trust, Inc., 7.88%, Series C, Pfd.	143,060	3,120,138
New York Mortgage Trust, Inc., 8.00%, Series D, Pfd.(f)	175,000	3,916,500
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.(f)	100,000	2,491,000
Two Harbors Investment Corp., 7.25%, Series C, Pfd.(f)	150,000	3,255,000
Total Preferred Stocks (Cost $37,442,142)		34,925,999
Principal Amount
U.S. Dollar Denominated Bonds & Notes–5.37%
Automobile Manufacturers–0.25%
Ford Motor Credit Co. LLC, 4.39%, 01/08/2026	$1,500,000	1,562,115
Copper–0.61%
Freeport-McMoRan, Inc., 5.45%, 03/15/2043	3,000,000	3,755,580
Diversified Banks–0.20%
Lloyds Banking Group PLC (United Kingdom), 7.50%(f)(g)	1,110,000	1,257,408
Diversified Capital Markets–0.45%
Credit Suisse Group AG (Switzerland), 7.25%(a)(f)(g)	2,500,000	2,816,112
Integrated Oil & Gas–0.15%
Petroleos Mexicanos (Mexico), 6.84%, 01/23/2030	971,000	952,075
Marine–0.34%
Hidrovias International Finance S.a.r.l. (Brazil), 5.95%, 01/24/2025(a)	2,000,000	2,088,020
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–0.48%
EQT Corp., 3.90%, 10/01/2027	$3,000,000	$2,978,505
Oil & Gas Refining & Marketing–1.02%
NuStar Logistics L.P., 6.38%, 10/01/2030	4,062,000	4,414,886
Puma International Financing S.A. (Singapore), 5.13%, 10/06/2024(a)	2,000,000	1,923,000
		6,337,886
Personal Products–0.26%
Edgewell Personal Care Co., 5.50%, 06/01/2028(a)	1,500,000	1,614,143
Security & Alarm Services–0.26%
Brink’s Co. (The), 4.63%, 10/15/2027(a)	1,500,000	1,582,988
Soft Drinks–0.24%
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 1.85%, 09/01/2032	1,440,000	1,456,078
Sovereign Debt–0.26%
Ukraine Government International Bond (Ukraine), 7.30%, 03/15/2033(a)	1,500,000	1,599,000
Specialized REITs–0.25%
Iron Mountain, Inc., 5.25%, 03/15/2028(a)	1,500,000	1,572,188
Wireless Telecommunication Services–0.60%
Vodafone Group PLC (United Kingdom), 7.00%, 04/04/2079(f)	3,000,000	3,690,016
Total U.S. Dollar Denominated Bonds & Notes (Cost $31,808,208)		33,262,114
Principal Amount		Value
U.S. Treasury Securities–2.65%
U.S. Treasury Bills–0.12%
0.09%, 02/04/2021(h)(i)	$730,000	$729,907
U.S. Treasury Notes–2.53%
0.63%, 08/15/2030	16,000,000	15,680,000
Total U.S. Treasury Securities (Cost $16,667,057)		16,409,907
Shares
Common Stocks & Other Equity Interests–0.74%
Mortgage REITs–0.74%
New Residential Investment Corp.	100,000	926,000
New York Mortgage Trust, Inc.	630,000	2,214,450
PennyMac Mortgage Investment Trust	85,000	1,453,500
Total Common Stocks & Other Equity Interests (Cost $7,453,546)		4,593,950
Money Market Funds–1.51%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(j)(k)	5,630,021	5,630,021
Invesco Treasury Portfolio, Institutional Class, 0.01%(j)(k)	3,753,348	3,753,348
Total Money Market Funds (Cost $9,383,369)		9,383,369
TOTAL INVESTMENTS IN SECURITIES–118.92% (Cost $746,890,412)		737,203,572
OTHER ASSETS LESS LIABILITIES—(18.92)%		(117,289,818)
NET ASSETS–100.00%		$619,913,754
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $405,497,558, which represented 65.41% of the Fund’s Net Assets.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2020.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,515,116	$329,685,949	$(326,571,044)	$-	$-	$5,630,021	$8,328
Invesco Treasury Portfolio, Institutional Class	1,676,744	219,790,633	(217,714,029)	-	-	3,753,348	5,011
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	324,309	(324,309)	-	-	-	-
Invesco Private Prime Fund	-	536	(536)	-	-	-	-
Total	$4,191,860	$549,801,427	$(544,609,918)	$-	$-	$9,383,369	$13,339

(k)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Ultra Bonds	279	March-2021	$(43,837,875)	$(179,326)	$(179,326)

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Merrill Lynch International	Markit CMBX North America A Index, Series 12, Version 1	Sell	2.00%	Monthly	08/17/2061	2.852%	USD	15,000,000	$49,718	$(883,593)	$(933,311)
Merrill Lynch International	Markit CMBX North America A Index, Series 12, Version 1	Sell	2.00	Monthly	08/17/2061	2.852	USD	10,000,000	80,754	(589,062)	(669,816)
Total Open Over-The-Counter Credit Default Swap Agreements									$130,472	$(1,472,655)	$(1,603,127)

(a)	Implied credit spreads represent the current level, as of November 30, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$467,428,770	$—	$467,428,770
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	120,242,823	—	120,242,823
Agency Credit Risk Transfer Notes	—	50,956,640	—	50,956,640
Preferred Stocks	34,925,999	—	—	34,925,999
U.S. Dollar Denominated Bonds & Notes	—	33,262,114	—	33,262,114
U.S. Treasury Securities	—	16,409,907	—	16,409,907
Common Stocks & Other Equity Interests	4,593,950	—	—	4,593,950
Money Market Funds	9,383,369	—	—	9,383,369
Total Investments in Securities	48,903,318	688,300,254	—	737,203,572
Other Investments - Liabilities*
Futures Contracts	(179,326)	—	—	(179,326)
Swap Agreements	—	(1,603,127)	—	(1,603,127)
Total Other Investments	(179,326)	(1,603,127)	—	(1,782,453)
Total Investments	$48,723,992	$686,697,127	$—	$735,421,119

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Income Fund